CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues (including sublicensing revenues from a related party amounting to RMB5,594, RMB768, and RMB nil for 2010, 2011 and 2012, respectively)	$ 288,210	1,795,575	897,624	387,097
Cost of revenues	(240,692)	(1,499,536)	(697,337)	(350,830)
Gross profit	47,518	296,039	200,287	36,267
Operating expenses:
Product development	(27,750)	(172,885)	(72,573)	(31,287)
Sales and marketing	(58,378)	(363,707)	(230,475)	(130,238)
General and administrative	(38,220)	(238,112)	(80,529)	(28,957)
Total operating expenses	(124,348)	(774,704)	(383,577)	(190,482)
Loss from operations	(76,830)	(478,665)	(183,290)	(154,215)
Interest income	7,299	45,478	23,693	1,170
Interest expenses	(640)	(3,989)	(6,825)	(7,440)
Change in fair value of warrant liability				(44,268)
Other income (loss), net	1,566	9,757	(5,682)	69
Loss before income taxes	(68,605)	(427,419)	(172,104)	(204,684)
Income tax benefit	548	3,416
Net loss	(68,057)	(424,003)	(172,104)	(204,684)
Net loss per share, basic and diluted (in dollars per share)	$ (0.03)	(0.18)	(0.09)	(0.44)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted (in dollars per share)	$ (0.51)	(3.20)	(1.55)	(7.90)
Shares used in computation, basic and diluted (in shares)	2,386,474,188	2,386,474,188	1,992,923,515	466,340,541
ADS used in computation, basic and diluted (in shares)	132,581,899	132,581,899	110,717,973	25,907,808
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(1,173)	(7,304)	(94,225)	(11,094)
Comprehensive loss attributable to ordinary shareholders	$ (69,230)	(431,307)	(266,329)	(215,778)